Corporate Information - Additional Information (Detail) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Corporate Information [Abstract]
Loss before income tax	$ 40,629,360	$ 28,277,254
Research and development	31,819,649	13,778,940
Income tax benefit	$ 2,916,601	$ 2,546,983
Basic and diluted loss per share (cents)	$ 10.74	$ 9.08